Earnings Per Share	6 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

13. Earnings Per Share

Basic and diluted earnings per ordinary share for each of the year presented is calculated as follows:

	For the six months ended December 31,
	2024	2023
	US$	US$
Numerators
Net income	1,069,327	684,393

Denominators
Weighted average number of Class A Ordinary Shares outstanding-Basic and diluted*	10,000,000	10,000,000
Weighted average number of Class B Ordinary Shares outstanding-Basic and diluted*	—	—
Net income per Class A Ordinary Share-Basic and diluted*	0.11	0.07
Net income per Class B Ordinary Share-Basic and diluted*	—	—